Summary Prospectus and
Prospectus Supplement

February 23, 2024

Morgan Stanley ETF Trust

Supplement dated February 23, 2024 to the Morgan Stanley ETF Trust Summary Prospectus and Prospectus dated January 28, 2024

Calvert International Responsible Index ETF

Calvert US Large-Cap Core Responsible Index ETF

Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF

Calvert US Mid-Cap Core Responsible Index ETF (the "Funds")

Effective on February 23, 2024, Matthew Maillet will no longer serve as a portfolio manager of the Funds. Accordingly, all references to Mr. Maillet are removed from the Funds' Summary Prospectuses and Prospectus. Thomas C. Seto and James Reber continue to serve as portfolio managers of the Funds.

Please retain this supplement for future reference.

  CALPASSUMPROPSPT 2/24

Statement of Additional Information Supplement

February 23, 2024

Morgan Stanley ETF Trust

Supplement dated February 23, 2024 to the Morgan Stanley ETF Trust Statement of Additional Information dated January 28, 2024

Calvert International Responsible Index ETF

Calvert US Large-Cap Core Responsible Index ETF

Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF

Calvert US Mid-Cap Core Responsible Index ETF (the "Funds")

Effective on February 23, 2024, Matthew Maillet will no longer serve as a portfolio manager of the Funds. Accordingly, all references to Mr. Maillet are removed from the Funds' Statement of Additional Information. Thomas C. Seto and James Reber continue to serve as portfolio managers of the Funds.

Please retain this supplement for future reference.